Federated Hermes International Equity Fund Performance Management - Federated Hermes International Equity Fund	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The Fund is the legal entity successor to the PNC International Equity Fund (“Predecessor Fund”), a portfolio of PNC Funds, pursuant to a tax-free reorganization that took place on November 15, 2019. Pursuant to the reorganization, the Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. Accordingly, the performance information, including information on fees and expenses and financial information provided in this prospectus for periods prior to the reorganization (the Fund’s commencement of investment operations) is historical information for the Predecessor Fund. The Predecessor Fund was managed by the same portfolio management team as the Fund, had an identical investment objective and substantially identical strategies, policies, and restrictions. Given the above, unless specifically stated otherwise, subsequent references in this section to the Fund should be read to include the Predecessor Fund. The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The Predecessor Fund’s A class, C class, I class and R6 class shares were exchanged for the Fund’s A class, C class, IS class and R6 class shares, respectively, in the reorganization. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to help you analyze the Fund’s investment risks in light of its historical returns. The Predecessor Fund’s A class, C class, I class and R6 class shares were exchanged for the Fund’s A class, C class, IS class and R6 class shares, respectively, in the reorganization. The bar chart shows the variability of the Fund’s IS class total returns on a calendar year-by-year basis.
Bar Chart [Heading]	Federated Hermes International Equity Fund - IS Class
Bar Chart Closing [Text Block]

The Fund's IS class total return for the six-month period from January 1, 2025 to June 30, 2025, was 17.99%.

Within the periods shown in the bar chart, the Fund's IS class highest quarterly return was 24.01% (quarter ended June 30, 2020). Its lowest quarterly return was (25.82)% (quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	For periods prior to the reorganization (the Fund’s commencement of investment operations), the performance of each class of the Fund is the historical performance of the corresponding Predecessor Fund class. The Predecessor Fund’s R6 class commenced operations on July 11, 2018. For the periods prior to commencement of operations of the R6 class, the performance of the R6 class is that of the Predecessor Fund’s I class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s IS class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for the IS class and after tax-returns for the A, C and R6 classes will differ from those shown for the IS class. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.(For the Period Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account (IRA) or other tax-advantaged investment plans.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the IS class and after tax-returns for the A, C and R6 classes will differ from those shown for the IS class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
IS
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's IS class total return for the six-month period
Bar Chart, Year to Date Return	17.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.01%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(25.82%)
Lowest Quarterly Return, Date	Mar. 31, 2020